Revenues and Deferred Revenue - Schedule of Movement of the Deferred Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 USD ($)
Disaggregation of Revenue [Abstract]
Beginning balance (current and non-current)	¥ 1,690,946	¥ 2,348,179
Additions	1,468,899	1,606,642
Deductions	(2,045,922)	(2,263,875)
Ending balance (current and non-current)	1,113,923	1,690,946
Deferred revenue, current	553,812	986,086	$ 78,003
Deferred revenue, non-current	¥ 560,111	¥ 704,860	$ 78,890